Income tax - Schedule of Tax Loss Carry-forwards Expected To Expire (Details) € in Millions	Dec. 31, 2021 EUR (€)
Tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carry-forwards expected to expire	€ 1,899
Research and development credit carry-forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carry-forwards expected to expire	52
2022 - 2031 | Tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carry-forwards expected to expire	0
2022 - 2031 | Research and development credit carry-forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carry-forwards expected to expire	0
2032 and onwards | Tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carry-forwards expected to expire	473
2032 and onwards | Research and development credit carry-forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carry-forwards expected to expire	52
Unlimited | Tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carry-forwards expected to expire	1,426
Unlimited | Research and development credit carry-forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carry-forwards expected to expire	€ 0